Retirement Benefits - Other Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Defined Benefit Plan
Accrued retirement benefits (Note 12)	$ 139.0	$ 113.8		$ 136.0
Retiree Health Benefit Plan
Defined Benefit Plan
Accrued retirement benefits (Note 12)	9.8	9.8
Expenses related to defined contribution plans	$ 22.1	$ 19.6	$ 16.2